                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:      /   /    (a)
         or fiscal year ending:        12/31/03   (b)

Is this a transition report? (Y/N)     N
                                   --------

Is this an amendment to a previous filing?  (Y/N)     N
                                                  ---------

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.       A.   Registrant Name:   Merrill Lynch Variable Life Separate Account

         B.   File Number:  811 - 6225

         C.   Telephone Number:  (609) 274-6900

2.       A.   Street:   1300 Merrill Lynch Drive, 2nd Floor

         B.   City:  Pennington   C.  State:  NJ  D.  Zip Code: 08534  Zip Ext:

         E.   Foreign Country:                   Foreign Postal Code:

3.       Is this the first filing on this form by Registrant?  (Y/N)    N
                                                                     -----------

4.       Is this the last filing on this form by Registrant?  (Y/N)     N
                                                                    ------------

5.       Is Registrant a small business investment company (SBIC)?  (Y/N)  N
                                                                          ------
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)?  (Y/N)        Y
                                                             -------------------
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A.   Is Registrant a series or multiple portfolio company? (Y/N)
                                                                          ------
              [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?
                                 -------------

                                                       -------------------------
                                                        If filing more than one
                                                        Page 47, "X" box: [ ]
                                                       -------------------------

For period ending   12/31/03
                  ------------------

File number 811-  6225
                --------------------

UNIT INVESTMENT TRUSTS

111.     A.   [/]    Depositor Name:
                                     -------------------------------------------

         B.   [/]    File Number (If any):
                                           -------------------------------------

         C.   [/]    City:             State:      Zip Code:       Zip Ext.:
                           -----------        ----           -----          ----

              [/]    Foreign Country:             Foreign Postal Code:
                                      -----------                      ---------

111.     A.   [/]    Depositor Name:
                                     -------------------------------------------

         B.   [/]    File Number (If any):
                                           -------------------------------------

         C.   [/]    City:             State:      Zip Code:       Zip Ext.:
                           -----------        ----           -----          ----

              [/]    Foreign Country:             Foreign Postal Code:
                                      -----------                      ---------

112.     A.   [/]    Sponsor Name:
                                   ---------------------------------------------

         B.   [/]    File Number (If any):
                                           -------------------------------------

         C.   [/]    City:             State:      Zip Code:       Zip Ext.:
                           -----------        ----           -----          ----

              [/]    Foreign Country:             Foreign Postal Code:
                                      -----------                      ---------

112.     A.   [/]    Sponsor Name:
                                   ---------------------------------------------

         B.   [/]    File Number (If any):
                                           -------------------------------------

         C.   [/]    City:             State:      Zip Code:       Zip Ext.:
                           -----------        ----           -----          ----

              [/]    Foreign Country:             Foreign Postal Code:
                                      -----------                      ---------

                                                       -------------------------
                                                        If filing more than one
                                                        Page 48, "X" box: [ ]
                                                       -------------------------

For period ending   12/31/03
                  -----------------

File number 811-  6225
                -------------------


113.     A.   [/]    Trustee Name: _____________________________________________

         B.   [/]    City: _________ State: ______ Zip Code: _____ Zip Ext.:____

              [/]    Foreign Country:___________ Foreign Postal Code: __________

113.     A.   [/]    Trustee Name: _____________________________________________

         B.   [/]    City: _________ State: ______ Zip Code: _____ Zip Ext.:____

              [/]    Foreign Country:___________ Foreign Postal Code: __________


114.     A.   [/]    Principal Underwriter Name: _______________________________

         B.   [/]    File Number 8-_____________________________________________

         C.   [/]    City: ___________ State:_____ Zip Code: _____ Zip Ext.:____

              [/]    Foreign Country: __________ Foreign Postal Code: __________

114.     A.   [/]    Principal Underwriter Name: _______________________________

         B.   [/]    File Number 8-_____________________________________________

         C.   [/]    City: ___________ State:_____ Zip Code: _____ Zip Ext.:____

              [/]    Foreign Country: __________ Foreign Postal Code: __________


115.     A.   [/]    Independent Public Accountant Name: _______________________

         B.   [/]    City: ___________ State: ____ Zip Code: _____ Zip Ext.:____

              [/]    Foreign Country: __________ Foreign Postal Code: __________

115.     A.   [/]    Independent Public Accountant Name: _______________________

         B.   [/]    City: ___________ State: ____ Zip Code: _____ Zip Ext.:____

              [/]    Foreign Country: __________ Foreign Postal Code: __________

                                                       -------------------------
                                                        If filing more than one
                                                        Page 49, "X" box: [ ]
                                                       -------------------------

For period ending    12/31/03
                  -----------------

File number 811-  6225
                -------------------


116.     Family of investment companies information:

         A.   [/]    Is Registrant part of a family of investment companies?
                     (Y/N) ___
                               Y/N

         B.   [/]    Identify the family in 10 letters:
                     (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.     A.   [/]    Is Registrant a separate account of an insurance company?
                     (Y/N) ___ __
                              Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

         B.   [/]    Variable annuity contracts?  (Y/N) _______________ ________
                                                                             Y/N

         C.   [/]    Scheduled premium variable life contracts?(Y/N) _______ ___
                                                                             Y/N
         D.   [/]    Flexible premium variable life contracts?(Y/N) ________ ___
                                                                             Y/N

         E.   [/]    Other types of insurance products registered under the
                     Securities Act of 1933?  (Y/N) ________________________ ___
                                                                             Y/N

118.     [/]  State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 _______
              ______________________________ ___________________________________

119.     [/]  State the number of new series for which registration  statements under the Securities Act of 1933 became effective during the period ______________________________ ____________________________
              _______________________________

120.     [/]  State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
              __________________________________________________________________
              $_______________

121.     [/]  State the number of series for which a current prospectus was in existence at the end of the period _______________________________
              ___________________________________ ______________________________

122.     [/]  State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period ___________________________________________________
              __________________________________________ _______________________

                                                       -------------------------
                                                        If filing more than one
                                                        Page 50, "X" box: [X]
                                                       -------------------------

For period ending    12/31/03
                  -----------------

File number 811-  6225
                -------------------


123.     [/]     State the total value of the additional units considered in answering item
                 122 ($000's omitted)                                                               $        0
                                      -------------------------------                                 --------

124.     [/]     State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
                 subsequent series) ($000's omitted)                                                $
                                                     -----------------------------------              --------

125.     [/]     State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
                 ($000's omitted)                                                                   $    1,052
                                  ------------------------------------------------------              --------

126.             Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units
                 (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
                 ($000's omitted)                                                                   $        0
                                          ---------------------------------------                     --------

127.             List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                                        Total            Total Income
                                                      Number of         Assets           Distributions
                                                       Series          ($000's             ($000's
                                                      Investing        omitted)            omitted)
                                                      ---------        --------            --------
A.   U.S. Treasury direct issue                                       $                  $
                                ----------------      ---------         -------            ---------

B.   U.S. Government agency                                           $                  $
                            --------------------      ---------         -------            ---------

C.   State and municipal tax-free                                     $                  $
                                  --------------      ---------         -------            ---------

D.   Public utility debt                                              $                  $
                         -----------------------      ---------         -------            ---------

E.   Brokers or dealers debt or debt of brokers'
     or dealers' parent                                               $                   $
                        ------------------------      ---------         -------             --------
F.   All other corporate intermed. & long-term
     debt                                                             $                   $
          --------------------------------------      ---------         -------             --------


G.   All other corporate short-term debt                              $                   $
                                         -------      ---------         -------             --------

H.   Equity securities of brokers or dealers or
     parents of brokers or dealers                                   $                 $
                                   -------------     ---------         -------           -------

I.   Investment company equity securities                            $                 $
                                          ------     ---------         -------           -------

J.   All other equity securities                          1          $ 628,345         $
                                 ---------------     ---------         -------           -------

K.   Other securities                                     1          $   4,415         $
                      ----------------------         ---------         -------           -------

L.   Total assets of all series of registrant             1          $ 632,760         $
                                              --     ---------         -------           -------

                                                       -------------------------
                                                        If filing more than one
                                                        Page 51, "X" box: [ ]
                                                       -------------------------

For period ending    12/31/03
                  -----------------

File number 811-  6225
                -------------------

128.     [/]      Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?  (Y/N)
                                                -------------------- ----------------

                  [If answer is "N" (No), go to item 131.]                                  Y/N

129.     [/]      Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                               --------------------- ----------------

                  [If answer is "N" (No), go to item 131.]                                  Y/N

130.     [/]      In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                   ------------------
                                                                                            Y/N

131.              Total expenses incurred by all series of Registrant during the current reporting period
                  ($000's omitted)                                                      $ 5,318
                                   --------------------------------------------------    ------

132.     [/]      List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


      811 -            811 -              811 -              811 -                    811 -
            ------           -------            -------            -------                  -------
      811 -            811 -              811 -              811 -                    811 -
            ------           -------            -------            -------                  -------
      811 -            811 -              811 -              811 -                    811 -
            ------           -------            -------            -------                  -------
      811 -            811 -              811 -              811 -                    811 -
            ------           -------            -------            -------                  -------
      811 -            811 -              811 -              811 -                    811 -
            ------           -------            -------            -------                  -------
      811 -            811 -              811 -              811 -                    811 -
            ------           -------            -------            -------                  -------
      811 -            811 -              811 -              811 -                    811 -
            ------           -------            -------            -------                  -------
      811 -            811 -              811 -              811 -                    811 -
            ------           -------            -------            -------                  -------
      811 -            811 -              811 -              811 -                    811 -
            ------           -------            -------            -------                  -------

This report is signed on behalf of the Registrant, Merrill Lynch Variable Life Separate Account, in the Borough of Pennington, State of New Jersey.
Date:  February 26, 2004.

Merrill Lynch Life Insurance Company

By: /s/ JOSPEPH  E. JUSTICE               Witness: /s/ EDWARD W. DIFFIN, JR.
   ------------------------------                ------------------------------
        Joseph  E. Justice                            Edward W. Diffin, Jr.
        Senior Vice President and                     Vice President and
        Chief Financial Officer                       Senior Counsel